Disclosure of expenses by nature (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Selling, general and administrative expense	$ 3,861	$ 3,933
General and administrative expenses, excluding the below items [Member]
Statement [Line Items]
Selling, general and administrative expense	1,469	1,790
Salaries, fees and short-term benefits [Member]
Statement [Line Items]
Selling, general and administrative expense	2,038	1,824
Change in fair value of deferred share units [Member]
Statement [Line Items]
Selling, general and administrative expense	10	178
Share-based compensation [Member]
Statement [Line Items]
Selling, general and administrative expense	$ 344	$ 497